Leases - Additional Information (Details) $ in Millions		12 Months Ended
	Jul. 01, 2022 rig	Dec. 31, 2022 USD ($) rig
Lessor, Lease, Description [Line Items]
Number of benign environment Jack-up rigs | rig	3
Number of sale and leaseback rigs | rig	3	3
West Hercules lease liability
Lessor, Lease, Description [Line Items]
ROU asset adjustment | $		$ 9
West Linus lease liability
Lessor, Lease, Description [Line Items]
ROU asset adjustment | $		$ 13